Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Assets:
Precious metals	$ 3,622	$ 3,191
Trading assets
Loans	13,161	14,334
Securities	93,047	85,474
Other	748	454
Derivative financial instruments
Derivative Financial Assets	32,161	37,558
Liabilities:
Deposits	690,879	676,534
Financial liabilities designated at fair value through profit or loss	9,907	8,188
Obligations related to securities sold short	31,621	32,087
Derivative financial instruments
Derivative Financial Liabilities	35,970	37,967
Recurring fair value measurement [member]
Assets:
Precious metals	3,622	3,191
Trading assets
Assets	110,578	103,453
Financial assets designated at fair value through profit or loss	14	12
Investment securities
Investment securities	57,335	57,653
Derivative financial instruments
Derivative Financial Assets	32,161	37,558
Liabilities:
Deposits	(205)	(401)
Financial liabilities designated at fair value through profit or loss	9,907	8,188
Obligations related to securities sold short	31,621	32,087
Derivative financial instruments
Derivative Financial Liabilities	35,970	37,967
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	10,793	11,086
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	18,189	20,537
Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	3,686	2,946
Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	58	70
Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	3,244	3,328
Recurring fair value measurement [member] | Trading loans [member]
Trading assets
Loans	13,161	14,334
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	14,340	13,003
Investment securities
Investment securities	7,832	8,891
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Trading assets
Securities	10,043	10,159
Investment securities
Investment securities	3,528	4,352
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Trading assets
Securities	9,070	7,164
Investment securities
Investment securities	20,691	19,141
Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	5,229	6,443
Investment securities
Investment securities	19,688	19,990
Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	9,574	9,005
Investment securities
Investment securities	2,191	2,563
Recurring fair value measurement [member] | Income funds [member]
Trading assets
Securities	31	29
Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	44,760	39,671
Recurring fair value measurement [member] | Other trading assets [member]
Trading assets
Other	748	454
Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities	1,600	906
Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	1,805	1,810
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	9,980	9,039
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets	18,771	22,202
Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	801	2,361
Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Assets	307	349
Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	2,302	3,607
Level 1 [member] | Recurring fair value measurement [member]
Trading assets
Assets	69,921	64,776
Financial assets designated at fair value through profit or loss	14	12
Investment securities
Investment securities	36,531	37,238
Derivative financial instruments
Derivative Financial Assets	646	894
Liabilities:
Obligations related to securities sold short	26,434	24,563
Derivative financial instruments
Derivative Financial Liabilities	996	1,091
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	3
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	967	1,057
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	26	34
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	12,497	13,003
Investment securities
Investment securities	5,186	6,373
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Investment securities
Investment securities	237	366
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Trading assets
Securities	9,070	7,164
Investment securities
Investment securities	20,218	18,472
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	3,068	4,610
Investment securities
Investment securities	9,827	10,457
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	8	3
Investment securities
Investment securities	230	732
Level 1 [member] | Recurring fair value measurement [member] | Income funds [member]
Trading assets
Securities	31	29
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	44,499	39,513
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member]
Trading assets
Other	748	454
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	833	838
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets		5
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	578	797
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	68	92
Level 2 [member] | Recurring fair value measurement [member]
Assets:
Precious metals	3,608	3,175
Trading assets
Assets	40,625	38,643
Investment securities
Investment securities	20,055	19,645
Derivative financial instruments
Derivative Financial Assets	31,467	36,544
Liabilities:
Deposits	(205)	(401)
Financial liabilities designated at fair value through profit or loss	9,907	8,188
Obligations related to securities sold short	5,187	7,524
Derivative financial instruments
Derivative Financial Liabilities	34,935	36,797
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	10,761	11,012
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	18,186	20,537
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	2,712	1,884
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	58	70
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	3,218	3,294
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member]
Trading assets
Loans	13,161	14,334
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	1,843
Investment securities
Investment securities	2,646	2,518
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Trading assets
Securities	10,043	10,159
Investment securities
Investment securities	3,291	3,986
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Investment securities
Investment securities	473	669
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	2,161	1,833
Investment securities
Investment securities	9,830	9,485
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	9,548	8,984
Investment securities
Investment securities	1,944	1,818
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	261	158
Level 2 [member] | Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities	1,600	906
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	271	263
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	9,934	8,927
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets	18,771	22,197
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	221	1,556
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Assets	307	349
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	2,234	3,515
Level 3 [member] | Recurring fair value measurement [member]
Assets:
Precious metals	14	16
Trading assets
Assets	32	34
Investment securities
Investment securities	749	770
Derivative financial instruments
Derivative Financial Assets	48	120
Derivative financial instruments
Derivative Financial Liabilities	39	79
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	32	74
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	7	5
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Investment securities
Investment securities	31	48
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	18	18
Investment securities
Investment securities	17	13
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	701	709
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	46	112
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	$ 2	$ 8